Contingencies and Commitments (Details 2) (CNY) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 "Take or pay" supply agreements	Dec. 31, 2011 "Take or pay" supply agreements	Dec. 31, 2010 "Take or pay" supply agreements	Dec. 31, 2012 Other Multi-year supply agreements	Dec. 31, 2012 Polysilicon MT	Dec. 31, 2012 Silicon wafers millionsofwafers
Supplier contract
Purchases made under "take or pay" agreements			1,098,601	1,600,725	1,315,832
2013	1,940,913		1,719,219			221,694
2014	1,652,559		1,318,069			334,490
2015	1,975,473		1,640,516			334,957
2016	2,032,264		1,604,688			427,576
2017	1,568,861		1,568,861
Thereafter	3,116,979		3,116,979
Total	12,287,049		10,968,332			1,318,717
Other supply agreement with variable price provisions
Supply agreements with variable price provisions 2012-2016							3,000	2,260
Outstanding supplier advances	1,136,303	1,414,587	885,102	1,163,350